UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10045

CALVERT IMPACT FUND, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: First quarter ended December 31, 2011

Item 1. Schedule of Investments.

CALVERT SMALL CAP FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 95.7%	SHARES	VALUE
Airlines - 0.4%
Allegiant Travel Co.*	2,573	$137,244
Skywest, Inc.	22,505	283,338
		420,582

Biotechnology - 4.7%
Acorda Therapeutics, Inc.*	14,175	337,932
Cubist Pharmaceuticals, Inc.*	60,189	2,384,688
PDL BioPharma, Inc.	469,676	2,911,991
		5,634,611

Capital Markets - 0.8%
Apollo Investment Corp.	157,421	1,013,791

Chemicals - 0.6%
H.B. Fuller Co.	29,125	673,079

Commercial Banks - 10.5%
CVB Financial Corp.	246,118	2,468,563
First Citizens BancShares, Inc.	810	141,742
First Financial Bankshares, Inc.	4,852	162,202
FNB Corp.	45,523	514,865
Glacier Bancorp, Inc.	73,732	886,996
International Bancshares Corp.	78,061	1,431,248
Investors Bancorp, Inc.*	10,719	144,492
Park National Corp.	11,515	749,166
Prosperity Bancshares, Inc.	10,165	410,158
Trustmark Corp.	21,824	530,105
Umpqua Holdings Corp.	121,335	1,503,341
United Bankshares, Inc.	10,852	306,786
Webster Financial Corp.	148,123	3,020,228
Westamerica Bancorporation	7,313	321,041
		12,590,933

Commercial Services & Supplies - 3.8%
Deluxe Corp.	2,489	56,650
Herman Miller, Inc.	54,922	1,013,311
HNI Corp.	9,025	235,552
Mine Safety Appliances Co.	10,767	356,603
Unifirst Corp.	24,728	1,403,067
United Stationers, Inc.	47,295	1,539,925
		4,605,108

Communications Equipment - 7.2%
Comtech Telecommunications Corp.	138,286	3,957,745
EchoStar Corp.*	30,237	633,163
InterDigital, Inc.	65,121	2,837,322
Loral Space & Communications, Inc.*	17,791	1,154,280
		8,582,510

Construction & Engineering - 1.2%
Aegion Corp.*	54,270	832,502
Tutor Perini Corp.*	48,146	594,121
		1,426,623

Consumer Finance - 2.4%
Credit Acceptance Corp.*	18,587	1,529,338
Nelnet, Inc.	54,226	1,326,910
		2,856,248

Distributors - 0.3%
Pool Corp.	12,091	363,939

Diversified Consumer Services - 0.4%
Coinstar, Inc.*	10,332	471,552

Diversified Telecommunication Services - 0.8%
Atlantic Tele-Network, Inc.	14,192	554,198
Level 3 Communications, Inc.*	26,601	451,951
		1,006,149

Electric Utilities - 0.5%
Portland General Electric Co.	24,719	625,144

Electronic Equipment & Instruments - 1.4%
Anixter International, Inc.*	1,436	85,643
IPG Photonics Corp.*	26,137	885,260
Sanmina-SCI Corp.*	71,463	665,321
		1,636,224

Energy Equipment & Services - 1.9%
Exterran Holdings, Inc.*	11,743	106,861
Helix Energy Solutions Group, Inc.*	137,686	2,175,439
		2,282,300

Gas Utilities - 1.3%
Southwest Gas Corp.	37,737	1,603,445

Health Care Equipment & Supplies - 2.4%
Align Technology, Inc.*	39,214	930,352
Integra LifeSciences Holdings Corp.*	13,875	427,766
Invacare Corp.	99,458	1,520,713
		2,878,831

Health Care Providers & Services - 1.2%
Amedisys, Inc.*	59,649	650,771
HealthSpring, Inc.*	7,405	403,869
Universal American Corp.	34,209	434,796
		1,489,436

Health Care Technology - 1.7%
Allscripts Healthcare Solutions, Inc.*	107,794	2,041,618

Hotels, Restaurants & Leisure - 2.7%
PF Chang's China Bistro, Inc.	78,711	2,432,957
Texas Roadhouse, Inc.	52,217	778,033
		3,210,990

Household Durables - 1.5%
American Greetings Corp.	131,160	1,640,812
KB Home	23,432	157,463
		1,798,275

Insurance - 6.6%
Kemper Corp.	70,829	2,068,915
MBIA, Inc.*	120,942	1,401,718
Platinum Underwriters Holdings Ltd.	67,040	2,286,734
Protective Life Corp.	33,206	749,127
RLI Corp.	18,275	1,331,517
		7,838,011

Internet Software & Services - 1.4%
Earthlink, Inc.	252,488	1,626,023

IT Services - 2.2%
Acxiom Corp.*	61,411	749,828
MAXIMUS, Inc.	12,736	526,634
TeleTech Holdings, Inc.*	86,690	1,404,378
		2,680,840

Machinery - 8.0%
Barnes Group, Inc.	96,205	2,319,502
Briggs & Stratton Corp.	122,385	1,895,744
ESCO Technologies, Inc.	49,791	1,432,985
Robbins & Myers, Inc.	65,319	3,171,237
Watts Water Technologies, Inc.	20,789	711,192
		9,530,660

Media - 1.5%
Scholastic Corp.	60,706	1,819,359

Metals & Mining - 4.3%
AMCOL International Corp.	51,718	1,388,628
Schnitzer Steel Industries, Inc.	43,356	1,833,092
Worthington Industries, Inc.	119,094	1,950,760
		5,172,480

Oil, Gas & Consumable Fuels - 0.0%
Ship Finance International Ltd.	723	6,753

Personal Products - 0.5%
Revlon, Inc.*	39,063	580,867

Pharmaceuticals - 2.4%
Par Pharmaceutical Co.'s, Inc.*	86,800	2,840,964

Professional Services - 1.7%
Corporate Executive Board Co.	52,617	2,004,708

Semiconductors & Semiconductor Equipment - 4.9%
Amkor Technology, Inc.*	122,717	535,046
Cabot Microelectronics Corp.*	63,696	3,009,636
Diodes, Inc.*	110,276	2,348,879
		5,893,561

Software - 2.9%
MicroStrategy, Inc.*	31,828	3,447,609

Specialty Retail - 5.2%
ANN, Inc.*	40,768	1,010,231
DSW, Inc.	110,850	4,900,678
OfficeMax, Inc.*	81,564	370,301
		6,281,210

Thrifts & Mortgage Finance - 3.1%
Astoria Financial Corp.	83,575	709,552
First Niagara Financial Group, Inc.	53,896	465,122
Northwest Bancshares, Inc.	200,308	2,491,832
		3,666,506

Trading Companies & Distributors - 3.3%
Aircastle Ltd.	152,692	1,942,242
Applied Industrial Technologies, Inc.	56,060	1,971,630
		3,913,872

Total Equity Securities (Cost $107,799,332)		114,514,811

HIGH SOCIAL IMPACT INVESTMENTS - 0.5%	PRINCIPAL AMOUNT
Calvert Social Investment Foundation Notes, 0.94%, 7/1/13 (b)(i)(r)	$651,905	635,060

Total High Social Impact Investments (Cost $651,905)		635,060

TIME DEPOSIT - 3.6%
State Street Time Deposit, 0.113%, 1/3/12	4,253,900	4,253,900

Total Time Deposit (Cost $4,253,900)		4,253,900

TOTAL INVESTMENTS (Cost $112,705,137) - 99.8%		119,403,771
Other assets and liabilities, net - 0.2%		216,892
NET ASSETS - 100%		$119,620,663

(b) This security was valued by the Board of Directors. See Note A.

(i) Restricted securities represent 0.5% of net assets for the Small Cap Portfolio.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

* Non-income producing security.

Restricted Securities	ACQUISITION DATES	COST
Calvert Social Investment Foundation Notes, 0.94%, 7/1/13	7/1/10	$651,905

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL ALTERNATIVE ENERGY FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 100.8%	SHARES	VALUE
Australia - 4.0%
Ceramic Fuel Cells Ltd.*	28,010,101	$2,882,875
Infigen Energy*	2,466,481	682,598
		3,565,473

Austria - 3.9%
Verbund AG	129,617	3,486,231

Belgium - 1.2%
4Energy Invest NV*	194,838	300,754
Umicore SA	19,530	807,373
		1,108,127

Brazil - 4.0%
Cosan Ltd.	323,700	3,547,752

Canada - 0.5%
Ballard Power Systems, Inc.*	377,838	408,065

Chile - 1.3%
Enersis SA (ADR)	65,296	1,151,168

China - 7.7%
China Hydroelectric Corp. (ADR):
Common Stock*	98,800	112,632
Warrants (strike price $15.00/share, expires 1/25/14)*	98,800	4,150
China Longyuan Power Group Corp.	2,550,000	1,999,472
China Suntien Green Energy Corp Ltd.	8,080,000	1,414,843
JinkoSolar Holding Co. Ltd. (ADR)*	212,381	1,061,905
Trina Solar Ltd. (ADR)*	331,400	2,213,752
		6,806,754

Denmark - 4.3%
Novozymes A/S, Series B	70,608	2,184,572
Vestas Wind Systems A/S*	150,519	1,628,496
		3,813,068

France - 6.3%
La séchilienne-Sidec SA	232,032	3,294,229
Mersen	19,800	599,711
Saft Groupe SA	61,274	1,736,672
		5,630,612

Germany - 2.1%
Elster Group SE (ADR)*	77,917	1,012,921
Phoenix Solar AG	26,171	72,988
Wacker Chemie AG	9,534	768,611
		1,854,520

Hong Kong - 5.3%
China Everbright International Ltd.	5,625,000	2,035,105
China High Speed Transmission Equipment Group Co. Ltd.	2,226,000	974,455
GCL-Poly Energy Holdings Ltd.	5,893,000	1,646,471
		4,656,031

Italy - 8.2%
Enel Green Power SpA	1,333,661	2,792,152
Landi Renzo SpA	296,532	469,653
Prysmian SpA	320,584	3,990,037
		7,251,842

South Korea - 1.7%
Taewoong Co. Ltd.*	64,053	1,523,483

Spain - 9.2%
Acciona SA	17,515	1,516,077
EDP Renovaveis SA*	698,402	4,283,246
Iberdrola SA	370,219	2,323,831
		8,123,154

Taiwan - 0.9%
Taiwan Surface Mounting Technology Co. Ltd.	421,500	831,056

United Arab Emirates - 1.0%
Lamprell plc	214,711	896,287

United Kingdom - 6.2%
ITM Power plc*	802,810	545,652
Johnson Matthey plc	29,019	827,714
SIG plc	2,099,520	2,739,836
SSE plc	68,502	1,373,899
		5,487,101

United States - 33.0%
Advanced Energy Industries, Inc.*	174,498	1,872,364
Calgon Carbon Corp.*	121,908	1,915,175
Covanta Holding Corp.	235,398	3,222,599
Cree, Inc.*	96,467	2,126,133
First Solar, Inc.*	73,514	2,481,833
FuelCell Energy, Inc.*	372,617	324,922
Itron, Inc.*	107,296	3,837,978
Johnson Controls, Inc.	58,100	1,816,206
MEMC Electronic Materials, Inc.*	865,169	3,408,766
NextEra Energy, Inc.	44,275	2,695,462
Ormat Technologies, Inc.	160,791	2,899,062
SatCon Technology Corp.*	1,195,135	717,200
Tetra Tech, Inc.*	88,453	1,909,700
		29,227,400

Total Equity Securities (Cost $144,568,798)		89,368,124

TOTAL INVESTMENTS (Cost $144,568,798) - 100.8%		89,368,124
Other assets and liabilities, net - (0.8%)		(690,402)
NET ASSETS - 100%		$88,677,722

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT GLOBAL WATER FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2011

EQUITY SECURITIES - 99.3%	SHARES	VALUE
Canada - 3.3%
GWR Global Water Resources Corp.*	48,397	$166,107
Pure Technologies Ltd.*	230,242	640,787
Stantec, Inc.*	27,339	741,246
		1,548,140

Cayman Islands - 0.4%
Consolidated Water Co., Inc.	23,082	198,044

China - 4.2%
Beijing Enterprises Water Group Ltd.*	1,732,000	470,531
China Liansu Group Holdings Ltd.	1,558,000	676,013
Sound Global Ltd.	1,315,000	507,761
Tri-Tech Holding, Inc.*	60,857	280,551
		1,934,856

Finland - 2.2%
Kemira OYJ	22,896	272,642
Uponor OYJ	81,665	726,692
		999,334

France - 7.1%
Suez Environnement SA	145,765	1,682,992
Veolia Environnement SA	144,540	1,587,853
		3,270,845

Germany - 4.7%
Elster Group SE (ADR)*	148,080	1,925,040
Joyou AG*	21,827	223,672
		2,148,712

Hong Kong - 2.1%
China Everbright International Ltd.	2,652,000	959,484

Japan - 7.6%
Kurita Water Industries Ltd.	112,500	2,922,457
Organo Corp.	79,000	603,351
		3,525,808

Netherlands - 2.7%
Aalberts Industries NV	59,466	1,001,229
Wavin NV*	20,958	258,264
		1,259,493

Philippines - 3.7%
Manila Water Co., Inc.	3,098,900	1,370,851
Metro Pacific Investments Corp.	4,363,000	364,122
		1,734,973

United Kingdom - 10.0%
Pennon Group plc	63,703	706,616
Severn Trent plc	75,233	1,748,498
United Utilities Group plc	228,745	2,153,523
		4,608,637

United States - 51.3%
AECOM Technology Corp.*	109,839	2,259,388
Aegion Corp.*	123,805	1,899,169
American States Water Co.	10,296	359,330
American Water Works Co., Inc.	43,788	1,395,086
Calgon Carbon Corp.*	97,842	1,537,098
California Water Service Group	67,501	1,232,568
Danaher Corp.	38,869	1,828,398
Ecolab, Inc.	12,296	710,832
Energy Recovery, Inc.*	95,413	246,166
Flowserve Corp.	11,958	1,187,669
IDEX Corp.	53,330	1,979,076
Itron, Inc.*	60,938	2,179,752
Mueller Water Products, Inc.	341,730	833,821
Northwest Pipe Co.*	33,454	764,758
Pentair, Inc.	58,797	1,957,352
Pico Holdings, Inc.*	26,543	546,255
Valmont Industries, Inc.	11,518	1,045,719
Xylem, Inc.	68,159	1,751,005
		23,713,442

Total Equity Securities (Cost $50,038,457)		45,901,768

TIME DEPOSIT - 0.3%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 1/3/12	$137,399	137,399

Total Time Deposit (Cost $137,399)		137,399

TOTAL INVESTMENTS (Cost $50,175,855) - 99.6%		46,039,167
Other assets and liabilities, net - 0.4%		162,262
NET ASSETS - 100%		$46,201,429

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
plc: Public Limited Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

General: The Calvert Impact Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end management investment company.  The Fund operates as a series fund with three separate portfolios: Small Cap, Global Alternative Energy and Global Water.  Small Cap is registered as diversified portfolio.  Global Alternative Energy and Global Water are registered as non-diversified portfolios.  The operations of each series are accounted for separately.  Global Water began operations on September 30, 2008 and offers Class A, Class C, and Class Y shares.  Small Cap offers Class A, Class B (effective November 29, 2010), Class C, and Class I shares. Global Alternative Energy offers Class A, Class C, Class I, and Class Y (effective July 29, 2011) shares.  Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge at the time of redemption, depending on how long the shares have been owned by the investor.  Class B shares are only offered through reinvestment of dividends and/or distributions and through certain exchanges.  Class C shares are sold without a front-end sales charge. With certain exceptions, the Fund will impose a deferred sales charge on shares sold within one year of purchase. Class B and Class C shares have higher levels of expenses than Class A shares. Class I shares require a minimum account balance of $1,000,000. The $1 million minimum investment may be waived for certain institutional accounts, where it is believed to be in the best interest of the Fund and its shareholders. Class I shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Class Y shares are generally only available to wrap or similar fee-based programs offered by financial intermediaries that have entered into an agreement with the Fund’s Distributor to offer Class Y shares.  Class Y shares have no front-end or deferred sales charge and have lower levels of expenses than Class A shares.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges, and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following securities were fair valued in good faith under the direction of the Board of Directors as of December 31, 2011:

	Total Investments	% of Net Assets
Small Cap	$635,060	0.5%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities and venture capital securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  The Calvert Global Alternative Energy Fund and the Calvert Global Water Fund have retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Venture capital securities for which market quotations are not readily available are fair valued by the Fund’s Board of Directors and are categorized as Level 3 in the hierarchy.  Venture capital direct equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation.  Methods may include market, income or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple.  An example of the income approach is the discounted cash flow. Examples of the cost approach are replacement cost, salvage value, or net asset percentage. Venture capital limited partnership (LP) securities are valued at the fair value reported by the general partner of the partnership adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In the absence of a reported LP unit value it may be estimated based on the Fund’s percentage equity in the partnership and/or other balance sheet information and portfolio value for the most recently available period reported by the general partner.  In some cases adjustments may be made to account for daily pricing of material public holdings within the partnership. Venture capital debt securities are valued based on assumptions of credit and market risk. For venture capital securities denominated in foreign currency, the fair value is marked to the daily exchange rate.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities and are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with a maturity at issuance of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2011:

Small Cap	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$114,514,811	-	-	$114,514,811
Other debt obligations	-	$4,253,900	$635,060	$4,888,960
TOTAL	$114,514,811	$4,253,900	$635,060**	$119,403,771

* For further breakdown of equity securities by industry type, please refer to the Schedule of Investments.

** Level 3 securities represent 0.5% of net assets.

Global Alternative Energy	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$89,368,124	-	-	$89,368,124
TOTAL	$89,368,124	-	-	$89,368,124

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

Global Water	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$45,901,768	-	-	$45,901,768
Other debt obligations	-	$137,399	-	$137,399
TOTAL	$45,901,768	$137,399	-	$46,039,167

* For further breakdown of equity securities by country, please refer to the Schedule of Investments.

Restricted Securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Fund’s Schedules of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.  Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Transactions: The Fund’s accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

Redemption Fees: The Fund charges a 2% redemption fee on redemptions, including exchanges, made within 30 days of purchase in the same Fund (within seven days for Class I shares). The redemption fee is paid to the Class of the Fund from which the redemption is made and is accounted for as an addition to paid-in capital.  The fee is intended to discourage market-timers by ensuring that short-term trading costs are borne by the investors making the transactions and not the shareholders already in the Fund.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at December 31, 2011, and net realized capital loss carryforwards as of September 30, 2011 with expiration dates:

	Small Cap	Global Alternative Energy	Global Water
Federal income tax cost of investments	$113,285,215	$155,538,217	$51,978,137
Unrealized appreciation	17,211,233	659,443	1,190,566
Unrealized depreciation	(11,092,677)	(66,829,536)	(7,129,536)
Net unrealized appreciation/ (depreciation)	$6,118,556	($66,170,093)	($5,938,970)

Capital Loss Carryforwards
Expiration Date	Small Cap	Global Alternative Energy
30-Sep-16	$11,416,230	-
30-Sep-17	3,426,646	$21,115,915
30-Sep-18	-	56,693,584
30-Sep-19	-	43,799,530

Capital losses may be used to offset future taxable capital gains until expiration, however, Small Cap's use of net capital loss carryforwards acquired from Calvert New Vision Small Cap Fund may be limited under certain tax provisions.  Under the Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C – REORGANIZATION

On July 29, 2010, the Board of Trustees approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert New Vision Small Cap Fund (“New Vision”) for shares of the acquiring portfolio, Calvert Small Cap Fund (“Small Cap”) and the assumption of the liabilities of New Vision.  Shareholders approved the Plan at a meeting on November 15, 2010 and the reorganization took place on November 29, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
New Vision, Class A	4,096,898	Small Cap, Class A	3,475,417	$58,426,624
New Vision, Class B	274,420	Small Cap, Class B	199,979	$3,361,913
New Vision, Class C	588,581	Small Cap, Class C	462,668	$7,373,297
New Vision, Class I	517,571	Small Cap, Class I	459,800	$8,033,740

For financial reporting purposes, assets received and shares issued by Small Cap were recorded at fair value; however, the cost basis of the investments received from New Vision were carried forward to align ongoing reporting of Small Cap’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
New Vision	$77,195,574	$8,015,457	Small Cap	$52,655,968

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.  This determination was based on the change to the registrant’s internal control over financial reporting described in Item 2(b) below made in response to a material weakness comment from registrant’s independent public accounting firm in December 2011.

(b)        There was a change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.  This change provides for (1) the remodeling and testing of the models used for all fixed income securities that are being priced under fair value procedures by the Advisor; (2) conducting of back-testing that reasonably supports the assumptions used in fair valuing the securities; (3) modifying the internal compliance monitoring system to report the asset weighting of each fixed income security, providing the percentage of any security owned in an individual Fund and across the Fund complex; (4) implementing a manual control to monitor for and report to the internal pricing committee on any security where the primary and/or secondary pricing vendor has been overridden for more than a certain number of days, as specified in the Fund's procedures; and (5) enhanced escalation procedures to address any fair valuation concerns.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT IMPACT FUND, INC.

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    February 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    February 28, 2012